Common shares	12 Months Ended
Dec. 31, 2020
Common shares
Common shares

18.          Common shares

The Company’s Memorandum and Articles of Association authorizes the Company to issue 1,000,000,000 shares of USD 0.00025 par value per common share as of December 31, 2020. Each common share is entitled to one vote. The holders of common shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, which is subject to the approval by the holders of the common shares representing a majority of the aggregate voting power of all outstanding shares. As of December 31, 2019 and 2020, there were 339,165,241 and 334,401,981 common shares outstanding, respectively.